FINANCIAL RISK MANAGEMENT - Disclosure of maturities of the financial liabilities on an undiscounted cash flow basis (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	$ 238,850
Less than 1 year [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	129,928
Less than 1 year [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	59,338
Less than 1 year [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
Less than 1 year [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	31,021
Less than 1 year [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	8,563
Less than 1 year [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	10,000
Less than 1 year [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
Less than 1 year [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	243,904
2 to 3 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
2 to 3 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	118,676
2 to 3 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
2 to 3 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	46,622
2 to 3 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	5,415
2 to 3 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	40,000
2 to 3 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	16,401
2 to 3 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	16,790
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	201,458
4 to 5 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	118,676
4 to 5 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	11,743
4 to 5 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	736
4 to 5 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	27,113
4 to 5 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	21,342
4 to 5 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	21,848
After 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	1,771,685
After 5 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	748,919
After 5 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	648,134
After 5 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	53
After 5 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	74,888
After 5 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	146,518
After 5 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	$ 153,173